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212-455-3189                                                                                                                                                                  etolley@stblaw.com

                                                                                       July 10, 2006

VIA EDGAR

Re: Chart Industries, Inc. Amendment No. 4 to Registration Statement on Form S-1 File No. 333-133254

Rufus Decker
Jennifer Hardy
Craig Slivka
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549-7010

Dear Mr. Decker, Ms. Hardy and Mr. Slivka:

     As requested by Mr. Decker, on behalf of Chart Industries, Inc. (the “Company”), we are filing concurrently with this letter Amendment No. 4 to the Registration Statement, which reflects the responses set forth in our response letters dated July 7, 2006 and July 10, 2006 and the supplemental response letter dated July 10, 2006, each of which we have previously filed, to the comments set forth in the comment letters of the staff of the Securities and Exchange Commission dated June 30, 2006 and July 7, 2006 relating to Amendment No. 3 to the above-referenced Registration Statement on Form S-1 filed on June 28, 2006.

     Please call me at (212-455-3189) or Ryan Bekkerus (212-455-2293) of my firm with any questions you may have regarding this filing.

Very truly yours,

/s/ Edward P. Tolley III Edward P. Tolley III